Organization and Operations - General information (Details)	Jun. 30, 2020
Organization and Operations
Beneficial interest owned by chairman and his family (in percent)	41.30%
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	35.60%
General partner interest in GasLog Partners	2.00%